Leased assets	12 Months Ended
Mar. 31, 2012
Leased assets
8.	Leased assets

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. In addition, during the fiscal year ended March 31, 2012, Sony entered into a three year sale and leaseback transaction, accounted for as a capital lease, for certain machinery and equipment. Sony received proceeds of 50,537 million yen based on the amounts recorded at fair value in the acquisition described in Note 24, and as such there was no gain in the sale and leaseback transaction. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions.

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2011	2012
Machinery, equipment and others	9,288	58,751
Film costs	19,208	9,465
Accumulated amortization	(4,634)	(20,514)

	23,862	47,702

The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012:

Fiscal year ending March 31	Yen in millions
2013	20,652
2014	20,098
2015	2,035
2016	1,469
2017	1,346
Later years	5,647

Total minimum lease payments	51,247
Less — Amount representing interest	1,493

Present value of net minimum lease payments	49,754
Less — Current obligations	20,494

Long-term capital lease obligations	29,260

Rental expenses under operating leases for the fiscal years ended March 31, 2010, 2011 and 2012 were 87,077 million yen, 78,538 million yen and 76,188 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2010, 2011 and 2012 were 1,675 million yen, 1,974 million yen and 1,423 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2012 were 4,527 million yen.

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2012 are as follows:

Fiscal year ending March 31	Yen in millions
2013	42,789
2014	33,110
2015	24,087
2016	17,368
2017	13,653
Later years	49,174

Total minimum future rentals	180,181